New York Life Insurance Company

51 Madison Avenue, New York, NY 10010

(212) 576-5522 Fax: (212) 576-7101

E-mail : Charles_F_Furtado@newyorklife.com

www.newyorklife.com

Charles F. Furtado, Jr.

Associate General Counsel

VIA EDGAR

May 2, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Corporate Sponsored Variable Universal Life

Separate Account – I

File No. 333-161336

Commissioners:

On behalf of the above-captioned registrant (the “Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 6 on Form N-6 that was filed by the Registrant on April 16, 2014 (the “Amendment”); and (ii) the text of the Amendment was filed electronically on April 16, 2014.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-5522.

Very truly yours,

/s/ Charles F. Furtado, Jr.
Charles F. Furtado, Jr.
Associate General Counsel